Shareholders’ Equity (Details) - Schedule of Company’s Option Activity - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Schedule of the Company’s Option Activity [Abstract]
Number of options, beginning balance	20,457,660
Weighted- average exercise price, beginning balance	$ 2.99
Weighted- average remaining contractual term (in years), beginning balance	6 years 4 months 20 days
Aggregate intrinsic value, beginning balance	$ 30,984
Number of options, Granted		1,338,281
Weighted- average exercise price, Granted		$ 4.965
Number of options, Exercised		2,828,128
Weighted- average exercise price, Exercised		$ 2.554
Number of options, Forfeited		171,216
Weighted- average exercise price, Forfeited		$ 4.607
Number of options, Expired		9,089
Weighted- average exercise price, Expired		$ 7.921
Number of options, ending balance		18,787,508
Weighted- average exercise price, ending balance		$ 3.179
Weighted- average remaining contractual term (in years), ending balance		6 years 3 months
Aggregate intrinsic value, ending balance		$ 75,623
Number of options, Exercisable		15,141,645
Weighted- average exercise price, Exercisable		$ 2.91
Weighted- average remaining contractual term (in years), Exercisable		5 years 8 months 26 days
Aggregate intrinsic value, Exercisable		$ 65,007